Events occurring after the balance sheet date (Details) € in Thousands, $ in Thousands	Jul. 01, 2021 EUR (€) item	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)
Revolving credit facility USD
Events after balance sheet date
Notional amount | $			$ 900,000
Revolving credit facility EUR
Events after balance sheet date
Notional amount | €		€ 600,000
Entering into new borrowing | Syndicated Credit Facility
Events after balance sheet date
Notional amount | €	€ 2,000,000
Number of core relationship banks | item	34
Borrowings term (in years)	5 years
Number of one-year extension options | item	2
Extension option term (in years)	1 year